Fees Summary	Dec. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,740,300.00
Previously Paid Amount	0.00
Total Fee Amount	1,491.24
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,491.24
Narrative - Max Aggregate Offering Price	$ 9,740,300.00
Final Prospectus	true